Yamana Acquisition (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combination
Total consideration:

Nature of consideration	Shares (in millions)	Consideration
Pan American Shares (1)	153.8	$2,823.0
(1)The Pan American Share consideration value is based on an assumed value of $18.36 per share (based on the closing price of the common shares of Pan American on NASDAQ on March 30, 2023).
Allocation of the purchase price:

Acquisition date fair value
Assets acquired
Cash and cash equivalents	$259.5
Investments	59.5
Accounts receivable (1)	20.4
Income tax receivables	19.4
Value added tax receivables	54.0
Inventories	247.5
Mineral properties, plant and equipment	5,054.4
Other assets	59.4
Liabilities assumed
Accounts payable	(215.3)
Income tax payables	(22.4)
Provision for closure and decommissioning liabilities	(244.0)
Litigation provisions	(34.6)
Lease obligations	(81.4)
Debt (2)	(927.6)
Other long-term liabilities	(59.7)
Deferred taxes	(881.2)
Net assets acquired	3,307.9
Non-controlling interests (3)	(484.9)
Net assets attributable to Pan American	$2,823.0
(1)Trade receivables acquired had a fair value of $0.5 million, which was equal to their gross contractual value. Other receivables acquired had a fair value of $19.9 million. Trade and other receivables acquired were substantially collected during the year ended December 31, 2023.
(2)Debt acquired included: 1. two senior notes with a fair value of $675.2 million (Note 20); 2. a revolving credit facility with a fair value of $205 million, which was immediately repaid on Acquisition Date (Note 20); 3. the MARA loan with a fair value of $37.0 million which was disposed as part of the MARA disposition (Note 9) (Note 20); and 4. Short-term loan in Jacobina with a fair value of $10.4 million that was repaid during the year ended December 31, 2023 (Note 20).
(3)Non-controlling interests were measured at the proportionate share in the identifiable net assets recognized.